CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Reserves for Lawsuits, Claims and Other Disputed Matters
Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2021	2020

Reserve for labor claims	5	53
Reserve for commercial claims	—	2,400
Reserve for regulatory claims	9,632	10,130
TOTAL	9,637	12,583

Schedule of Reserves Roll Forward
Roll forward is as follows:

	As of December 31,
Reserve for labor claims	2021	2020	2019

Balance at beginning of year	53	91	678
Additions	8	72	907
Recovery	(10)	(50)	(1,247)
Utilization of provision for contingencies	(38)	—	(99)
Foreign exchange	(8)	(60)	(148)
Balance at end of year	5	53	91

	As of December 31,
Reserve for regulatory claims	2021	2020	2019

Balance at beginning of year	10,130	1,511	2,184
Additions (3)	863	176	219
Additions related to business combinations	—	9,124	—
Recovery	(258)	—	(879)
Utilization of provision for contingencies	(509)	(615)	(95)
Foreign exchange	(594)	(66)	82
Balance at end of year (4)	9,632	10,130	1,511

	As of December 31,
Reserve for commercial claims	2021	2020	2019

Balance at beginning of year	2,400	1,000	—
Additions (1)	5,166	1,400	1,000
Utilization of provision for contingencies (2)	(7,566)	—	—
Balance at end of year	—	2,400	1,000

(1) On August 8, 2019, Certified Collectibles Group, LLC (“CCG”) and its affiliates filed a complaint in the U.S. District Court for the Middle District of Florida, Tampa Division, (Civil Action No. 19-CV-1962) against Globant S.A. and Globant, LLC, arising from a dispute relating to a service contract. After several discussions, on July 30, 2021, the parties filed a notice of settlement with the court. The claim was settled in 7,250 (of which 2,700 were covered by insurance reimbursement accounted for in Other Receivables line).

(2) On September 15, 2021, the Company made the first of two installment payments related to the settlement with Certified Collectibles Group, LLC. On November 30, 2021 the second installment was paid leaving the liability fully settled.

(3)     Since 2018, certain of our non-U.S. subsidiaries have been under examination by the U.S. Internal Revenue Service ("IRS") regarding payroll and employment taxes primarily in connection with services performed by employees of certain of our subsidiaries in the United States from 2013 to 2015. On May 1, 2018, the IRS issued 30-day letters to those subsidiaries proposing total assessments of 1,400 plus penalties and interest for employment taxes for those years. Our subsidiaries filed protests of these proposed assessments with the IRS on July 16, 2018. Following discussions with the IRS, during the fourth quarter of 2021, the IRS and our subsidiaries have reached a preliminary agreement on the proposed assessments which would amount to 1,300 including applicable interests and penalties. As of December 31, 2021, the Company is awaiting for final confirmation from the IRS to pay the amount of the assessment and settle this matter definitely.
(4) Between 2010 and 2014, certain of Grupo Assa’s Brazilian subsidiaries were subject to two examinations by the Ministry of Labor (“MTE”) and the Brazilian Internal Revenue Service (“RFB”) in relation to the potential hiring of employees as independent contractors. As a result of such examinations, the MTE and the RFB initiated different administrative proceedings against Grupo Assa’s Brazilian subsidiaries, seeking to collect payment of taxes and social security contributions allegedly owed by the companies, and impose certain associated fines. As of December 31, 2021, some of these administrative proceedings are still ongoing while others have derived in judicial proceedings, the recognized liability as of December 31, 2021 is 7,670. Under the Equity Purchase Agreement entered into for the acquisition of Grupo ASSA Worldwide S.A. and its affiliates (collectively, “Grupo Assa”), certain of the above mentioned proceedings are subject to indemnification provisions from the sellers.